Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 143	$ 159	$ 203
Capitalized financial expenses	667	310	134
Other	475	427	425
OTHER FINANCIAL INCOME	1,285	896	762
Accretion of asset retirement obligations	(524)	(430)	(449)
Other	(207)	(103)	(90)
OTHER FINANCIAL EXPENSE	$ (731)	$ (533)	$ (539)